NON-CURRENT FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2022
Other Non-Current Assets [Abstract]
NON-CURRENT FINANCIAL ASSETS	NON-CURRENT FINANCIAL ASSETSIn 2019, the Group made an investment of $4,284 thousand in Pirate Studios Limited ("Pirate"), an entity which operates as 24-hour self-services music studios in the UK, Germany and US. The Group funded 75% of the investment on behalf of other third party investors. As of December 31, 2022, the shares held had not yet been transferred to such investors, and as such a liability of $2,777 thousand was recorded within Trade Payables and Other Liabilities in the accompanying Consolidated Statement of Financial Position. Furthermore, as of December 31, 2020, Management concluded there was an impairment in the value of the Pirate investment of $1,067 thousand, due to changes in market conditions caused by COVID-19. An impairment loss of $201 thousand related to the Group’s own investment was recognized in the Consolidated Statement of Profit or Loss and an impairment loss of $866 thousand related to investment on behalf of third party investors was recognized against the liability. As of December 31, 2022 and December 31, 2021 no further changes or impairment adjustments were noted.